Goodwill Narrative (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) Y	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)
Goodwill
Currency translation	€ 233	€ 178		€ (263)
Period over | Y	5
Impairment of goodwill		€ (1,175)
e-Prototypy
Goodwill
Currency translation	€ 12
Period over | Y	5
Discount rate (post-tax WACC)	13.82%	12.89%	12.89%	12.72%
Discount Rate pre-tax	16.15%
Perpetual growth rate	2.00%	2.00%	2.00%	2.00%
Carrying Value Of Cash Generating Unit	€ 4,301
e-Prototypy | Discount rate, measurement input
Goodwill
Discount rate would increase	2.00%
e-Prototypy | Growth rate, measurement input
Goodwill
Perpetual growth rate would	0.00%
Orthoview
Goodwill
Currency translation	€ 221
Period over | Y	5
Discount rate (post-tax WACC)	12.10%	10.75%	10.75%	10.27%
Discount Rate pre-tax	14.73%
Perpetual growth rate	1.00%	1.00%	1.00%	1.00%
Carrying Value Of Cash Generating Unit	€ 9,809
Orthoview | Discount rate, measurement input
Goodwill
Discount rate would increase	1.00%
Orthoview | Growth rate, measurement input
Goodwill
Perpetual growth rate would	0.00%
MAT NV SAM BE
Goodwill
Period over | Y	5
Discount rate (post-tax WACC)	10.54%	9.91%	9.91%	9.67%
Discount Rate pre-tax	11.75%
Perpetual growth rate	5.00%	5.00%	5.00%	5.00%
Carrying Value Of Cash Generating Unit	€ 43,201
MAT NV SAM BE | Discount rate, measurement input
Goodwill
Discount rate would increase	1.00%
MAT NV SAM BE | Growth rate, measurement input
Goodwill
Perpetual growth rate would	0.00%
CGU Engimplan
Goodwill
Period over | Y	5
Discount rate (post-tax WACC)	18.97%	18.82%	18.82%	19.84%
Discount Rate pre-tax	22.50%
Perpetual growth rate	7.60%	7.60%	7.60%	8.50%
Long term inflation rate	4.10%
Carrying Value Of Cash Generating Unit	€ 6,890
CGU Engimplan | Discount rate, measurement input
Goodwill
Discount rate would increase	1.00%
CGU Engimplan | Growth rate, measurement input
Goodwill
Perpetual growth rate would				1.00%
CGU Engimplan | Printer 3D
Goodwill
Impairment of goodwill | $			$ (139)
CGU Engimplan | Acquired customers, technology
Goodwill
Impairment loss of intangible assets		€ 397
CGU Engimplan | IFRS Trademarks
Goodwill
Impairment loss of intangible assets		€ 121
ACTech
Goodwill
Period over | Y	5
Discount rate (post-tax WACC)	9.00%	8.26%	8.26%	8.04%
Discount Rate pre-tax	12.63%
Perpetual growth rate	1.00%	1.00%	1.00%	1.00%
Carrying Value Of Cash Generating Unit	€ 24,167
ACTech | Discount rate, measurement input
Goodwill
Discount rate would increase	1.00%
ACTech | Growth rate, measurement input
Goodwill
Perpetual growth rate would	0.00%
CGU Materialise Motion
Goodwill
Period over | Y	5
Discount rate (post-tax WACC)	10.54%	9.91%	9.91%	9.67%
Discount Rate pre-tax	12.44%
Perpetual growth rate	3.00%	3.00%	3.00%	5.00%
Impairment of goodwill		€ (1,175)
Carrying Value Of Cash Generating Unit	€ 1,731
CGU Materialise Motion | Discount rate, measurement input
Goodwill
Discount rate would increase	1.00%
CGU Materialise Motion | Growth rate, measurement input
Goodwill
Perpetual growth rate would	0.00%
CGU Materialise Motion | Partnership agreement
Goodwill
Impairment loss of intangible assets		853
CGU Materialise Motion | Acquired customers, technology
Goodwill
Impairment loss of intangible assets		107
CGU Materialise Motion | Developed technology and software under construction
Goodwill
Impairment loss of intangible assets		€ 1,437